Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
C000022551
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ultra Short Duration Bond Fund, Class F Shares
C000158211
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ultra Short Duration Bond Fund, Class Y Shares
C000022552
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Short-Duration Government Fund, Class F Shares
C000147419
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Short-Duration Government Fund, Class Y Shares
C000022554
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GNMA Fund, Class F Shares
C000147421
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GNMA Fund, Class Y Shares
Without Sales Load [Member] | C000022551
Average Annual Return [Line Items]
Average Annual Return, Percent	5.36%	2.44%	2.07%
Without Sales Load [Member] | C000158211
Average Annual Return [Line Items]
Average Annual Return, Percent	5.44%	2.50%	2.15%
Without Sales Load [Member] | C000022552
Average Annual Return [Line Items]
Average Annual Return, Percent	4.77%	1.35%	1.26%
Without Sales Load [Member] | C000147419
Average Annual Return [Line Items]
Average Annual Return, Percent	4.94%	1.50%	1.40%
Without Sales Load [Member] | C000022554
Average Annual Return [Line Items]
Average Annual Return, Percent	1.96%	(0.79%)	0.58%
Without Sales Load [Member] | C000147421
Average Annual Return [Line Items]
Average Annual Return, Percent	2.21%	(0.54%)	0.80%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	2.07%	(0.60%)	1.19%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	2.07%	(0.60%)	1.19%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	2.07%	(0.60%)	1.19%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	2.07%	(0.60%)	1.19%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	2.07%	(0.60%)	1.19%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	2.07%	(0.60%)	1.19%
Bloomberg Short U.S. Treasury 9-12 Month Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short U.S. Treasury 9-12 Month Index (USD)
Average Annual Return, Percent	5.00%	2.27%	1.79%
Bloomberg Short U.S. Treasury 9-12 Month Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short U.S. Treasury 9-12 Month Index (USD)
Average Annual Return, Percent	5.00%	2.27%	1.79%
ICE BofA 1-3 Year U.S. Treasury Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index (USD)
Average Annual Return, Percent	4.13%	1.38%	1.39%
ICE BofA 1-3 Year U.S. Treasury Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index (USD)
Average Annual Return, Percent	4.13%	1.38%	1.39%
Bloomberg GNMA Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg GNMA Index (TR) (USD)
Average Annual Return, Percent	2.02%	(0.59%)	0.86%
Bloomberg GNMA Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg GNMA Index (TR) (USD)
Average Annual Return, Percent	2.02%	(0.59%)	0.86%